AMG Veritas Global Real Return Fund
Schedule of Portfolio Investments (unaudited)
June 30, 2022
	Shares	Value
Common Stocks - 91.7%
Communication Services - 15.3%
Alphabet, Inc., Class A (United States)*	3,457	$7,533,702
Charter Communications, Inc., Class A (United States)*	15,764	7,385,907
Meta Platforms, Inc., Class A (United States)*	26,977	4,350,041

Total Communication Services		19,269,650
Consumer Discretionary - 3.4%
Amazon.com, Inc. (United States)*	40,440	4,295,132
Consumer Staples - 4.3%
Unilever PLC (United Kingdom)	119,283	5,417,880
Financials - 1.9%
Intercontinental Exchange, Inc. (United States)	17,534	1,648,897
Moody's Corp. (United States)	2,530	688,084

Total Financials		2,336,981
Health Care - 29.4%
Baxter International, Inc. (United States)	64,898	4,168,399
Becton Dickinson and Co. (United States)	15,539	3,830,830
Bio-Rad Laboratories, Inc., Class A (United States)*	5,147	2,547,765
Catalent, Inc. (United States)*	50,719	5,441,641
The Cooper Cos, Inc. (United States)	11,801	3,695,129
CVS Health Corp. (United States)	48,588	4,502,164
Embecta Corp. (United States)*	3,847	97,406
Illumina, Inc. (United States)*	11,199	2,064,648
Sonic Healthcare, Ltd. (Australia)	160,566	3,659,826
Thermo Fisher Scientific, Inc. (United States)	5,127	2,785,397
UnitedHealth Group, Inc. (United States)	8,213	4,218,443

Total Health Care		37,011,648
Industrials - 24.4%
Aena SME SA (Spain)*,1	27,546	3,514,897
BAE Systems PLC (United Kingdom)	824,559	8,347,831
Canadian Pacific Railway, Ltd. (Canada)[2]	100,490	7,018,222
CoStar Group, Inc. (United States)*	31,116	1,879,718
Safran SA (France)	48,527	4,831,615
Vinci, S.A. (France)	56,773	5,096,029

Total Industrials		30,688,312
Information Technology - 10.3%
Fiserv, Inc. (United States)*	56,621	5,037,570
Mastercard, Inc., Class A (United States)	12,858	4,056,442
Microsoft Corp. (United States)	15,006	3,853,991

Total Information Technology		12,948,003
	Shares	Value
Materials - 2.7%
Franco-Nevada Corp. (Canada)[2]	25,586	$3,366,606

Total Common Stocks (Cost $128,475,444)		115,334,212

	Principal Amount
Short-Term Investments - 11.0%
Joint Repurchase Agreements - 5.7%[3]
Bank of America Securities, Inc., dated 06/30/22, due 07/01/22, 1.550% total to be received $1,714,782 (collateralized by various U.S. Government Agency Obligations, 1.000% - 8.500%, 01/20/24 - 06/20/52, totaling $1,749,002)	$1,714,708	1,714,708
Citigroup Global Markets, Inc., dated 06/30/22, due 07/01/22, 1.500% total to be received $360,631 (collateralized by various U.S. Treasuries, 1.875% - 3.250%, 06/30/24 - 05/15/52, totaling $367,828)	360,616	360,616
MUFG Securities America, Inc., dated 06/30/22, due 07/01/22, 1.550% total to be received $1,714,782 (collateralized by various U.S. Government Agency Obligations, 3.000% - 5.000%, 11/01/26 - 07/01/52, totaling $1,749,002)	1,714,708	1,714,708
National Bank Financial, dated 06/30/22, due 07/01/22, 1.590% total to be received $1,714,784 (collateralized by various U.S. Treasuries, 0.000% - 2.750%, 07/01/22 - 09/09/49, totaling $1,749,003)	1,714,708	1,714,708
RBC Dominion Securities, Inc., dated 06/30/22, due 07/01/22, 1.550% total to be received $1,714,782 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.875%, 08/16/22 - 05/20/52, totaling $1,749,002)	1,714,708	1,714,708

Total Joint Repurchase Agreements		7,219,448

	Shares
Other Investment Companies - 5.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.35%[4]	4,381,004	4,381,004
JPMorgan U.S. Government Money Market Fund, IM Shares, 1.37%[4]	2,257,060	2,257,060

Total Other Investment Companies		6,638,064

Total Short-Term Investments (Cost $13,857,512)		13,857,512
Total Investments - 102.7% (Cost $142,332,956)		129,191,724
Derivatives - 0.7%[5]		890,764

AMG Veritas Global Real Return Fund
Schedule of Portfolio Investments (continued)
Value

Other Assets, less Liabilities - (3.4)%	$(4,317,999)
Net Assets - 100.0%	$125,764,489

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the value of this security amounted to $3,514,897 or 2.8% of net assets.
[2]	Some of these securities, amounting to $9,000,680 or 7.2% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Yield shown represents the June 30, 2022, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.
[5]	Includes Futures Contracts. Please refer to the Futures Contracts table for the details.
Open Futures Contracts
Description	Currency	Number of Contracts	Position	Expiration Date	Current Notional Amount	Value and Unrealized Gain/(Loss)
EURO STOXX 50	EUR	475	Short	09/16/22	$(17,128,481)	$281,985
S&P 500 E-Mini Index	USD	110	Short	09/16/22	(20,842,250)	608,779
					Total	$890,764

CURRENCY ABBREVIATIONS:
EUR	Euro Dollar
USD	U.S. Dollar

AMG Veritas Global Real Return Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of June 30, 2022:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Health Care	$33,351,822	$3,659,826	—	$37,011,648
Industrials	8,897,940	21,790,372	—	30,688,312
Communication Services	19,269,650	—	—	19,269,650
Information Technology	12,948,003	—	—	12,948,003
Consumer Staples	—	5,417,880	—	5,417,880
Consumer Discretionary	4,295,132	—	—	4,295,132
Materials	3,366,606	—	—	3,366,606
Financials	2,336,981	—	—	2,336,981
Short-Term Investments
Joint Repurchase Agreements	—	7,219,448	—	7,219,448
Other Investment Companies	6,638,064	—	—	6,638,064
Total Investments in Securities	$91,104,198	$38,087,526	—	$129,191,724
Financial Derivative Instruments - Assets
Equity Futures Contracts	$890,764	—	—	$890,764
Total Financial Derivative Instruments	$890,764	—	—	$890,764

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended June 30, 2022, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at June 30, 2022, was as follows:
Country	% of Long-Term Investments
Australia	3.2
Canada	9.0
France	8.6
Spain	3.1
United Kingdom	11.9
United States	64.2
100.0

AMG Veritas Global Real Return Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at June 30, 2022, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$9,000,680	$7,219,448	$2,229,190	$9,448,638
The following table summarizes the securities received as collateral for securities lending at June 30, 2022:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-4.500%	02/15/23-11/15/51
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.